CURRENT AND DEFERRED INCOME TAX - Income Tax Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income before taxes	$ 74,587	$ 80,985
Statutory tax rate	26.00%	26.00%
Expected income tax	$ 19,392	$ 21,056
Increase (decrease) resulting from permanent differences	(17,048)	(15,321)
Increase (decrease) resulting from foreign exchange	4,806	(2,752)
Differences in foreign and future tax rates	48,167	2,249
Mining & overseas withholding tax	5,134	9,498
Expired losses	3,658	0
Change in estimates in respect of prior years	(484)	(5,970)
Tax benefits not recognized in prior year reversed in current year	0	(3,412)
Movement in deferred tax not recognized	(60,540)	7,601
Other	36	3,079
Total income tax expense	3,121	16,028
Current tax expense	3,094	17,886
Deferred tax expense	27	(1,858)
Total income tax expense	$ 3,121	$ 16,028